INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	IP Research & Development	Patents	Licenses	Software	Total
Cost	$	$	$	$	$
Balance as at March 31, 2022	1,566	443	—	74	2,083
Additions	1,342	495	1,330	—	3,167
Effect of foreign exchange	168	40	49	—	257
Balance as at March 31, 2023	3,076	978	1,379	74	5,507
Acquisition of Small Pharma	29,339	—	—	—	29,339
Additions	—	689	—	—	689
Effect of foreign exchange	25	1	2	—	28
Balance as at March 31, 2024	32,440	1,668	1,381	74	35,563

Accumulated Amortization
Amortization charge	—	—	19	18	37
Balance as at March 31, 2023	—	—	19	18	37
Amortization charge	—	—	37	24	61
Balance as at March 31, 2024	—	—	56	42	98

Net book value as at March 31, 2023	3,076	978	1,360	56	5,470
Net book value as at March 31, 2024	32,440	1,668	1,325	32	35,465
IP Research & Development
See note 4 for information on the Small Pharma Acquisition.
On July 11, 2022, the Company completed the acquisition of a Phase 1 N,N-dimethyltryptamine (“DMT”) study (the “DMT Acquisition”) from Entheon Biomedical Corp. to accelerate the clinical development path for CYB004, Cybin’s proprietary deuterated DMT molecule for the potential treatment of anxiety disorders. The Company paid $1,000 for the DMT Acquisition, and assumed liabilities of $342.
Licenses
During the year ended March 31, 2023, the Company entered into multiple licensing agreements that provide Cybin with additional access to IP from over 15 more patents or patent applications, including the acquisition of an exclusive license to a targeted class of tryptamine-based molecules from Mindset Pharma Inc. (“Mindset”), for which it paid a one-time license fee of $680 (US$500). The licensing agreements collectively provide the Company with access to a broad range of preclinical molecule combinations for its library of psychedelic derivative drug development candidates. In addition to the exclusive license with Mindset, the Company spent an additional $650 on a licensing agreement.
Patents
Costs associated with patent procurement
Impairment
The Company performed its annual impairment test of intangible assets not yet in use at March 31, 2024. The recoverable amount was determined based on the relief from royalty method to arrive at the value-in-use (“VIU”). The Company considered an estimate of future revenues and a reasonable royalty rate to apply to financial projections based on the current budget and future commercialization plans. In assessing the VIU, estimated future cash flows are discounted to their present value using a discount rate that reflects the assessment of royalty and business opportunities and risk as well as the market potential. The VIU calculations were performed using a pre-tax discount rate of 15.7% and an estimated useful life of 15 years. Based on the Company’s assessment, the recoverable amount is higher than the carrying value and therefore no impairment loss was recorded for the year ended March 31, 2024.